Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2014
Employment Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of future minimum rental payments for operating leases
September 2015	$825,000
September 2016	645,000
September 2017	645,000
September 2018	268,750
Total	$2,383,750

Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of future minimum rental payments for operating leases
September 2015	$137,000
September 2016	34,000
Total	$171,000